Investments and Related Matters (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Investment Segment [Member]
Investment and Related Matters [Line Items]
Investment
Investments, and securities sold, not yet purchased consist of equities, bonds, bank debt and other corporate obligations, and derivatives, all of which are reported at fair value in our consolidated balance sheets. The following table summarizes the Investment Funds' investments, securities sold, not yet purchased and unrealized gains and losses on derivatives:

	December 31, 2011		December 31, 2010
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
Assets
Investments:
Equity securities:
Communications	$2,203	$2,593	$2,169	$1,945
Consumer, non-cyclical	1,642	1,804	1,833	2,234
Consumer, cyclical(1)	822	754	595	614
Basic materials	129	128	—	—
Energy	1,194	1,673	757	858
Financial	320	263	100	137
Index	—	—	9	—
Industrial	22	32	94	115
Technology	169	254	313	405
Utilities	171	104	157	143
	6,672	7,605	6,027	6,451
Corporate debt:
Communications	89	84	—	—
Consumer, cyclical	516	439	544	485
Utilities	40	34	—	—
Sovereign debt	10	10	—	—
Financial	94	109	48	5
	749	676	592	490
Mortgage-backed securities:
Financial	176	167	144	206
	7,597	8,448	6,763	7,147

Derivative contracts, at fair value(2)	—	3	15	6
	$7,597	$8,451	$6,778	$7,153
Liabilities
Securities sold, not yet purchased, at fair value:
Equity securities:
Consumer, cyclical	$—	$—	$305	$356
Financial	—	—	51	58
Index	—	—	9	5
Funds	4,610	4,476	638	800
	4,610	4,476	1,003	1,219

Derivative contracts, at fair value(3)	—	42	24	60
	$4,610	$4,518	$1,027	$1,279

(1)
We consolidated the financial results of Tropicana effective November 15, 2010. As a result, we eliminated our investment in Tropicana at December 31, 2010. As of April 29, 2011, our Investment segment no longer held an investment in Tropicana common stock. See Note 3, "Operating Units-Gaming," for further discussion regarding the history of the Investment Funds' investment in Tropicana.

(2)	Included in other assets in our consolidated balance sheets.

(3)	Included in accrued expenses and other liabilities in our consolidated balance sheets.

Other Segments [Member]
Investment and Related Matters [Line Items]
Investment
The carrying value of investments held by our Automotive, Gaming, Railcar, Home Fashion segments and Icahn Enterprises Holdings consist of the following:

	June 30, 2012	December 31, 2011
	(in millions)
Equity method investments	$308	$286
Other investments	96	204
	$404	$490

Investments held by our Automotive, Gaming, Railcar, Home Fashion segments and Icahn Enterprises consist of the following:

	December 31,
	2011		2010
	Amortized Cost	Carrying Value	Amortized Cost	Carrying Value
	(in millions)
Marketable equity and debt securities - available for sale	$17	$20	$24	$19
Investments in precious metals	150	150	—	—
Equity method investments and other	320	320	304	304
	$487	$490	$328	$323